Shareholders' Equity (Details) $ / shares in Units, $ in Millions		1 Months Ended				12 Months Ended
	Mar. 13, 2019	Jun. 26, 2019	Mar. 14, 2019 ARS ($) $ / shares	Dec. 05, 2018 ARS ($) $ / shares	May 22, 2018 ARS ($) $ / shares	Jun. 30, 2019	Jun. 30, 2020 ARS ($)	Oct. 30, 2019 ARS ($) $ / shares	Jun. 30, 2018 ARS ($)	Nov. 30, 2017 ARS ($)
Statement Line Items [Line Items]
American depositary shares, per share | $ / shares								$ 0.026
Distribution of treasury shares								$ 13,000,000
Reserve									$ 993
Special reserve							$ 3,625
Dividends distributed										$ 565
Acquisition of treasury shares					$ 900
Ordinary share capital			10.00%	10.00%	10.00%			2.59%
Ordinary share								$ 502
American depositary shares				10	10
Average volume			25.00%	25.00%	25.00%
Profit of legal reserve, percentage							5.00%
Total capital of legal reserve, percentage							20.00%
Net capital, percentage								2.66%
Top of range [member]
Statement Line Items [Line Items]
Common shares, per share | $ / shares			$ 15.50	$ 15.50	$ 62.5
American depositary shares, per share | $ / shares					25
Bottom of range [member]
Statement Line Items [Line Items]
Common shares, per share | $ / shares					1
American depositary shares, per share | $ / shares					$ 1
Ordinary shares [Member]
Statement Line Items [Line Items]
Common shares, per share | $ / shares								$ 0.26
Acquisition of treasury shares			$ 429,000,000	$ 429,000,000
American depositary shares			10	10
Description of common shares	The Company acquired the equivalent of 6,394,009 common shares representing 99.97% of the approved program and 1.27% of Cresud's share capital, which correspond to 1,095,009 ordinary shares for a total of Ps. 74 and 529,900 ADRs (representing 5,299,000 ordinary shares) for a total of US$ 6.5 (equivalent to Ps. 354).	The repurchase plan was completed, and the Company acquired the equivalent of 6,712,465 ordinary shares representing 99.96% of the approved program and 1.34% of Cresud's share capital which correspond to 3,824,035 ordinary shares for a total of Ps. 244 and 288,843 ADRs (representative of 2,888,430 ordinary shares) for a total of US$ 2.9 (equivalent to Ps. 184).				The Company acquired 3,211,786 ordinary shares (VN Ps. 1 per share) in various transactions for a total of Ps. 138.79 and 1,433,874 ADS (representing 14,338,740 common shares) for a total of US$ 27.19 (equivalent to Ps. 624.20), completing the terms and conditions of the repurchase plan of treasury shares.
Net capital of treasury shares								$ 499